UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Automobiles & Components – 1.2%
908,800	Ford Motor Co.	$ 12,268,800
241,200	General Motors Co.	7,580,916

		19,849,716

Banks – 6.0%
601,381	Bank of America Corp.	8,130,671
2,000	Bank of Hawaii Corp.	136,560
122,700	BB&T Corp.	4,082,229
31,200	Cullen/Frost Bankers, Inc.	1,719,432
5,901	East West Bancorp, Inc.	191,645
183,400	First Niagara Financial Group, Inc.	1,775,312
369,829	JPMorgan Chase & Co.	21,901,274
650,200	New York Community Bancorp, Inc.(a)	10,338,180
158,900	PacWest Bancorp	5,903,135
1,076,500	People’s United Financial, Inc.	17,148,645
118,100	U.S. Bancorp	4,793,679
578,500	Wells Fargo & Co.(b)	27,976,260

		104,097,022

Capital Goods – 6.4%
60,000	3M Co.	9,997,800
1,200	A.O. Smith Corp.	91,572
140,000	Caterpillar, Inc.	10,715,600
185,100	Eaton Corp. PLC	11,579,856
135,900	Emerson Electric Co.	7,390,242
1,020,363	General Electric Co.	32,437,340
46,400	Honeywell International, Inc.	5,199,120
21,900	KBR, Inc.	339,012
19,800	Kennametal, Inc.	445,302
82,251	Lockheed Martin Corp.	18,218,596
108,500	The Boeing Co.	13,772,990
21,600	The Timken Co.	723,384

		110,910,814

Commercial & Professional Services – 0.9%
515,100	Covanta Holding Corp.	8,684,586
137,300	KAR Auction Services, Inc.	5,236,622
19,700	ManpowerGroup, Inc.	1,603,974

		15,525,182

Consumer Durables & Apparel – 1.6%
167,800	Coach, Inc.	6,727,102
139,300	Garmin Ltd.	5,566,428
151,000	Mattel, Inc.	5,076,620
118,800	NIKE, Inc. Class B	7,302,636
30,175	Skechers U.S.A., Inc. Class A*	918,829
44,600	Tupperware Brands Corp.	2,585,908

		28,177,523

Consumer Services – 2.5%
9,400	Brinker International, Inc.	431,930
8,000	Dunkin’ Brands Group, Inc.	377,360
74,247	International Game Technology PLC	1,355,008
146,600	Las Vegas Sands Corp.	7,576,288
138,400	McDonald’s Corp.	17,394,112
1,300	Service Corp. International	32,084
99,400	Six Flags Entertainment Corp.	5,515,706
156,197	Starbucks Corp.	9,324,961

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
131,500	The Wendy’s Co.	$ 1,432,035

		43,439,484

Diversified Financials – 3.9%
201,000	Artisan Partners Asset Management, Inc. Class A	6,198,840
52,596	Berkshire Hathaway, Inc. Class B*	7,462,321
32,600	BlackRock, Inc.	11,102,582
52,300	Capital One Financial Corp.	3,624,913
96,300	CME Group, Inc.	9,249,615
32,300	Eaton Vance Corp.	1,082,696
102,000	Federated Investors, Inc. Class B	2,942,700
309,700	Invesco Ltd.	9,529,469
16,800	LPL Financial Holdings, Inc.	416,640
160,421	Morgan Stanley	4,012,129
16,400	MSCI, Inc.	1,214,912
417,600	Navient Corp.	4,998,672
2,503	NorthStar Asset Management Group, Inc.	28,461
228,100	Waddell & Reed Financial, Inc. Class A	5,369,474

		67,233,424

Energy – 6.6%
22,500	Antero Resources Corp.*	559,575
33,368	California Resources Corp.	34,369
16,800	Cheniere Energy, Inc.*	568,344
173,400	Chevron Corp.	16,542,360
139,600	ConocoPhillips	5,621,692
43,800	CONSOL Energy, Inc.	494,502
49,458	Continental Resources, Inc.*	1,501,545
600	Core Laboratories NV	67,446
17,700	CVR Energy, Inc.	461,970
44,800	Denbury Resources, Inc.	99,456
41,000	Diamondback Energy, Inc.	3,164,380
2,100	Dril-Quip, Inc.*	127,176
27,100	Energen Corp.	991,589
84,900	EOG Resources, Inc.	6,162,042
8,900	EP Energy Corp. Class A*	40,228
377,200	Exxon Mobil Corp.	31,530,148
30,900	Golar LNG Ltd.	555,273
55,700	Gulfport Energy Corp.*	1,578,538
149,700	Halliburton Co.	5,347,284
17,900	HollyFrontier Corp.	632,228
262,800	Kinder Morgan, Inc.	4,693,608
35,800	Kosmos Energy Ltd.*	208,356
19,800	Laredo Petroleum, Inc.*	157,014
30,500	Memorial Resource Development Corp.*	310,490
8,000	Nabors Industries Ltd.	73,600
103,900	Occidental Petroleum Corp.	7,109,877
3,700	Patterson-UTI Energy, Inc.	65,194
12,700	PBF Energy, Inc. Class A	421,640
70,502	Phillips 66	6,104,768
33,800	QEP Resources, Inc.	476,918
53,400	Rice Energy, Inc.*	745,464
16,200	Rowan Companies PLC Class A	260,820
145,400	Schlumberger Ltd.	10,723,250
3,600	Seadrill Ltd.*	11,880
32,748	SM Energy Co.	613,698
44,000	Targa Resources Corp.	1,313,840
16,500	Teekay Corp.	142,890
75,500	Weatherford International PLC*	587,390
107,435	Whiting Petroleum Corp.*	857,331

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
29,500	World Fuel Services Corp.	$ 1,433,110
81,300	WPX Energy, Inc.*	568,287

		112,959,570

Food & Staples Retailing – 2.2%
116,678	CVS Health Corp.	12,103,009
120,700	Sysco Corp.	5,640,311
120,900	Walgreens Boots Alliance, Inc.	10,184,616
142,500	Wal-Mart Stores, Inc.	9,759,825

		37,687,761

Food, Beverage & Tobacco – 5.3%
187,300	Altria Group, Inc.	11,736,218
26,700	Flowers Foods, Inc.	492,882
104,200	General Mills, Inc.	6,601,070
81,500	Kellogg Co.	6,238,825
163,000	PepsiCo, Inc.	16,704,240
165,300	Philip Morris International, Inc.	16,217,583
24,800	Pinnacle Foods, Inc.	1,108,064
68,400	Reynolds American, Inc.	3,441,204
411,300	The Coca-Cola Co.	19,080,207
122,700	The Kraft Heinz Co.	9,639,312

		91,259,605

Health Care Equipment & Services – 4.1%
354,641	Abbott Laboratories	14,834,633
17,100	Acadia Healthcare Co., Inc.*	942,381
63,400	Anthem, Inc.	8,811,966
86,200	Cardinal Health, Inc.	7,064,090
10,791	Centene Corp.*	664,402
10,623	DexCom, Inc.*	721,408
11,700	Envision Healthcare Holdings, Inc.*	238,680
100	Hill-Rom Holdings, Inc.	5,030
239,054	Medtronic PLC	17,929,050
152,500	UnitedHealth Group, Inc.	19,657,250

		70,868,890

Household & Personal Products – 1.8%
62,200	Kimberly-Clark Corp.	8,366,522
13,400	Nu Skin Enterprises, Inc. Class A	512,550
266,899	The Procter & Gamble Co.	21,968,457

		30,847,529

Insurance – 2.9%
116,300	American International Group, Inc.	6,286,015
5,700	American National Insurance Co.	658,350
175,400	Arthur J. Gallagher & Co.	7,801,792
191,500	Mercury General Corp.	10,628,250
202,100	MetLife, Inc.	8,880,274
371,501	Old Republic International Corp.	6,791,038
126,100	Prudential Financial, Inc.	9,106,942

		50,152,661

Materials – 2.7%
5,619	Albemarle Corp.	359,222
27,200	Domtar Corp.	1,101,600
89,100	E.I. du Pont de Nemours & Co.	5,641,812
69,200	Huntsman Corp.	920,360
205,400	International Paper Co.	8,429,616
81,900	LyondellBasell Industries NV Class A	7,009,002

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
49,601	Newmont Mining Corp.	$ 1,318,385
65,400	Packaging Corp. of America	3,950,160
7,201	Sonoco Products Co.	349,732
355,402	The Dow Chemical Co.	18,075,746

		47,155,635

Media – 2.7%
48,900	Cinemark Holdings, Inc.	1,752,087
202,458	Comcast Corp. Class A	12,366,135
56,400	Gannett Co., Inc.	853,896
205,300	Regal Entertainment Group Class A	4,340,042
197,600	Thomson Reuters Corp.	7,998,848
30,933	Time Warner Cable, Inc.	6,329,510
119,100	Time Warner, Inc.	8,640,705
1,900	Viacom, Inc. Class A	86,070
85,900	Viacom, Inc. Class B	3,545,952

		45,913,245

Pharmaceuticals, Biotechnology & Life Sciences – 9.8%
302,585	AbbVie, Inc.(a)	17,283,655
32,239	Allergan PLC*	8,641,019
10,300	Alnylam Pharmaceuticals, Inc.*	646,531
121,200	Amgen, Inc.	18,171,516
5,382	BioMarin Pharmaceutical, Inc.*	443,907
5,400	Bluebird Bio, Inc.*	229,500
177,000	Bristol-Myers Squibb Co.	11,306,760
9,400	Bruker Corp.	263,200
63,099	Celgene Corp.*	6,315,579
2,500	Charles River Laboratories International, Inc.*	189,850
163,200	Eli Lilly & Co.	11,752,032
158,200	Gilead Sciences, Inc.	14,532,252
12,400	Incyte Corp.*	898,628
226	Intercept Pharmaceuticals, Inc.*	29,034
6,700	Intrexon Corp.*	227,063
16,200	Ionis Pharmaceuticals, Inc.*	656,100
211,400	Johnson & Johnson	22,873,480
100	Juno Therapeutics, Inc.*	3,809
1,200	Medivation, Inc.*	55,176
407,050	Merck & Co., Inc.	21,537,016
1,084,400	Pfizer, Inc.	32,141,616

		168,197,723

Real Estate Investment Trust – 2.8%
23,900	American Campus Communities, Inc.	1,125,451
92,001	American Tower Corp.	9,418,052
3,800	Communications Sales & Leasing, Inc.	84,550
52,300	Crown Castle International Corp.	4,523,950
26,500	Duke Realty Corp.	597,310
55,800	Equity Residential	4,186,674
21,700	Essex Property Trust, Inc.	5,074,762
53,600	Extra Space Storage, Inc.	5,009,456
31,101	Healthcare Trust of America, Inc.	914,979
18,800	Kilroy Realty Corp.	1,163,156
2,000	Mid-America Apartment Communities, Inc.	204,420
41,200	Omega Healthcare Investors, Inc.	1,454,360
4,000	Paramount Group, Inc.	63,800
5,500	Post Properties, Inc.	328,570
14,200	Public Storage	3,916,786

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
5,300	Regency Centers Corp.	$ 396,705
48,301	Simon Property Group, Inc.	10,031,506

		48,494,487

Retailing – 5.0%
37,600	Amazon.com, Inc.*	22,320,864
63,500	DSW, Inc. Class A	1,755,140
21,000	Foot Locker, Inc.	1,354,500
7,200	GNC Holdings, Inc. Class A	228,600
83,100	L Brands, Inc.	7,297,011
66,900	Lowe’s Companies, Inc.	5,067,675
115,300	Macy’s, Inc.	5,083,577
46,986	Netflix, Inc.*	4,803,379
19,100	Penske Automotive Group, Inc.	723,890
100,600	Target Corp.	8,277,368
167,900	The Home Depot, Inc.	22,402,897
5,365	The Priceline Group, Inc.*	6,915,270
13,100	Williams-Sonoma, Inc.	717,094

		86,947,265

Semiconductors & Semiconductor Equipment – 3.0%
86,300	Analog Devices, Inc.	5,108,097
325,500	Cypress Semiconductor Corp.*	2,818,830
574,500	Intel Corp.	18,585,075
122,900	Maxim Integrated Products, Inc.	4,520,262
229,400	QUALCOMM, Inc.	11,731,516
167,649	Texas Instruments, Inc.	9,626,405

		52,390,185

Software & Services – 12.1%
135,300	Accenture PLC Class A	15,613,620
26,190	Alphabet, Inc. Class A*	19,980,351
26,759	Alphabet, Inc. Class C*	19,934,117
7,100	Broadridge Financial Solutions, Inc.	421,101
321,100	CA, Inc.	9,886,669
1,701	CDK Global, Inc.	79,181
229,300	Facebook, Inc. Class A*	26,163,130
4,200	FireEye, Inc.*	75,558
52,300	IAC/InterActiveCorp	2,462,284
104,500	International Business Machines Corp.	15,826,525
9,900	LinkedIn Corp. Class A*	1,132,065
57,300	Mastercard, Inc. Class A	5,414,850
918,551	Microsoft Corp.(a)	50,731,572
228,779	Oracle Corp.	9,359,349
700	Pandora Media, Inc.*	6,265
324,600	Paychex, Inc.	17,531,646
6,600	Sabre Corp.	190,872
12,260	ServiceNow, Inc.*	750,067
28,252	Splunk, Inc.*	1,382,370
400	SS&C Technologies Holdings, Inc.	25,368
8,400	Tableau Software, Inc. Class A*	385,308
3,400	Twitter, Inc.*	56,270
836	Ultimate Software Group, Inc.*	161,766
143,089	Visa, Inc. Class A	10,943,447
8,030	Workday, Inc. Class A*	617,025
8,500	Yelp, Inc.*	168,980
3,900	Zillow Group, Inc. Class C*	92,547

		209,392,303

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 5.0%
562,800	Apple, Inc.	$ 61,339,572
697,548	Cisco Systems, Inc.	19,859,191
68,900	Lexmark International, Inc. Class A	2,303,327
74,100	National Instruments Corp.	2,231,151

		85,733,241

Telecommunication Services – 3.7%
945,928	AT&T, Inc.	37,052,000
316,400	CenturyLink, Inc.	10,112,144
302,500	Verizon Communications, Inc.	16,359,200

		63,523,344

Transportation – 2.3%
182,500	Macquarie Infrastructure Corp.	12,307,800
154,600	Union Pacific Corp.	12,298,430
148,800	United Parcel Service, Inc. Class B	15,693,936

		40,300,166

Utilities – 3.7%
282,200	CenterPoint Energy, Inc.	5,903,624
64,900	Dominion Resources, Inc.	4,875,288
202,400	Duke Energy Corp.	16,329,632
308,000	PPL Corp.	11,725,560
156,600	TECO Energy, Inc.	4,311,198
387,600	The Southern Co.	20,050,548

		63,195,850

TOTAL COMMON STOCKS (Cost $1,508,022,358)		$1,694,252,625

Investment Company(c)(d) – 1.2%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
20,820,076	0.255%	$ 20,820,076
(Cost $20,820,076)

TOTAL INVESTMENTS – 99.4% (Cost $1,528,842,434)		$1,715,072,701

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		10,066,779

NET ASSETS – 100.0%		$1,725,139,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of this security is held as collateral for call options written.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	144	June 2016	$14,770,800	$519,225

WRITTEN OPTIONS CONTRACTS — At March 31, 2016, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	949	$2,090	June 2016	$(3,435,380)
(Premiums Received $3,433,482)

For the period ended March 31, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	3,071	$10,810,872

Contracts written	949	3,433,482
Contracts bought to close	(3,071)	(10,810,872)

Contracts Outstanding March 31, 2016	949	$3,433,482

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,529,613,262

Gross unrealized gain	241,091,956
Gross unrealized loss	(55,632,517)

Net unrealized security gain	$185,459,439

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Australia – 8.2%
31,127	ALS Ltd. (Commercial & Professional Services)	$ 95,132
63,826	Alumina Ltd. (Materials)	63,494
253,995	Aurizon Holdings Ltd. (Transportation)	771,823
143,861	Australia & New Zealand Banking Group Ltd. (Banks)	2,578,918
68,467	Bendigo and Adelaide Bank Ltd. (Banks)	464,655
50,669	BHP Billiton PLC (Materials)	567,410
146,068	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	989,087
12,140	Commonwealth Bank of Australia (Banks)	695,975
721,786	DUET Group (Utilities)	1,263,567
219,133	Harvey Norman Holdings Ltd. (Retailing)	788,306
10,311	Iluka Resources Ltd. (Materials)	51,698
472,787	Insurance Australia Group Ltd. (Insurance)	2,019,226
564,746	Metcash Ltd. (Food & Staples Retailing)*	751,712
210,850	National Australia Bank Ltd. (Banks)	4,233,649
105,522	Orica Ltd. (Materials)	1,241,149
19,903	Platinum Asset Management Ltd. (Diversified Financials)	96,766
120,376	Suncorp Group Ltd. (Insurance)	1,098,265
204,610	Tabcorp Holdings Ltd. (Consumer Services)	670,954
545,543	Telstra Corp. Ltd. (Telecommunication Services)	2,226,347
655,162	Vicinity Centres (REIT)	1,601,241
13,750	Wesfarmers Ltd. (Food & Staples Retailing)	436,436
22,071	Woodside Petroleum Ltd. (Energy)	441,504
98,001	Woolworths Ltd. (Food & Staples Retailing)	1,658,646

		24,805,960

Austria – 0.0%
2,800	Voestalpine AG (Materials)	93,389

Belgium – 1.8%
36,348	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	4,515,760
15,274	Proximus (Telecommunication Services)	521,217
3,951	Solvay SA (Materials)	395,018

		5,431,995

Denmark – 1.4%
5,109	Chr. Hansen Holding A/S (Materials)	342,616
10,547	Coloplast A/S Class B (Health Care Equipment & Services)	798,124
39,584	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,143,616
1,490	Pandora A/S (Consumer Durables & Apparel)	194,799
35,429	Tryg A/S (Insurance)	686,144

Shares	Description	Value
Common Stocks (continued)
Denmark – (continued)
3,337	Vestas Wind Systems A/S (Capital Goods)	$ 235,124

		4,400,423

Finland – 2.0%
46,214	Fortum OYJ (Utilities)	698,922
23,393	Kone OYJ Class B (Capital Goods)	1,125,924
10,415	Metso OYJ (Capital Goods)	248,209
18,027	Neste OYJ (Energy)	592,406
58,816	Nokia OYJ (Technology Hardware & Equipment)	348,910
17,071	Nokian Renkaat OYJ (Automobiles & Components)	602,274
19,484	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	643,155
14,927	Sampo OYJ Class A (Insurance)	707,009
74,290	Stora Enso OYJ Class R (Materials)	663,753
16,071	UPM-Kymmene OYJ (Materials)	290,557

		5,921,119

France – 7.7%
15,140	Accor SA (Consumer Services)	640,445
11,970	Airbus Group SE (Capital Goods)	793,101
31,802	AXA SA (Insurance)	745,716
24,706	BNP Paribas SA (Banks)	1,241,244
24,380	Bouygues SA (Capital Goods)	991,030
8,909	Cap Gemini SA (Software & Services)	835,703
26,476	Casino Guichard Perrachon SA (Food & Staples Retailing)(b)	1,515,248
26,620	Credit Agricole SA (Banks)	287,865
10,779	Danone SA (Food, Beverage & Tobacco)	764,794
33,851	Edenred (Commercial & Professional Services)	656,270
237,980	Engie (Utilities)	3,687,170
2,079	Kering (Consumer Durables & Apparel)	371,191
2,358	Klepierre (REIT)	112,637
21,773	Lagardere SCA (Media)	577,517
746	L’Oreal SA (Household & Personal Products)	133,449
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,598,208
5,546	Orange SA (Telecommunication Services)	96,849
71,573	Rexel SA (Capital Goods)	1,020,256
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,846,977
7,358	Schneider Electric SE (Capital Goods)	463,705
22,267	Societe Generale SA (Banks)	822,810
2,283	Technip SA (Energy)	126,522
34,734	Total SA (Energy)(a)	1,580,444
2,770	Unibail-Rodamco SE (REIT)	759,687
30,113	Vivendi SA (Telecommunication Services)(a)	631,077

		23,299,915

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Germany – 7.3%
9,286	Allianz SE (Registered) (Insurance)	$ 1,508,094
12,698	Axel Springer SE (Media)	683,509
20,984	BASF SE (Materials)	1,577,903
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,350,286
1,635	Bayerische Motoren Werke AG (Automobiles & Components)	150,103
59,981	Daimler AG (Registered) (Automobiles & Components)(a)	4,590,503
10,926	Deutsche Boerse AG (Diversified Financials)	930,284
39,106	Deutsche Post AG (Registered) (Transportation)	1,085,343
40,069	E.ON SE (Utilities)	383,138
991	Evonik Industries AG (Materials)	29,638
11,651	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	849,271
19,230	Hugo Boss AG (Consumer Durables & Apparel)	1,257,144
18,783	K+S AG (Registered) (Materials)	438,094
5,575	MAN SE (Capital Goods)	602,691
6,232	ProSiebenSat.1 Media SE (Registered) (Media)	319,919
13,120	SAP SE (Software & Services)	1,055,745
18,669	Siemens AG (Registered) (Capital Goods)	1,974,447
4,311	Symrise AG (Materials)	288,630
130,261	Telefonica Deutschland Holding AG (Telecommunication Services)	704,162
5,335	TUI AG (Consumer Services)	82,526
10,360	United Internet AG (Registered) (Software & Services)	519,067
872	Volkswagen AG (Automobiles & Components)	126,679
21,374	Vonovia SE (Real Estate)	767,345

		22,274,521

Hong Kong – 3.0%
137,000	AIA Group Ltd. (Insurance)	778,711
88,500	BOC Hong Kong Holdings Ltd. (Banks)	264,370
52,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	508,521
49,408	Cheung Kong Property Holdings Ltd. (Real Estate)	318,399
53,408	CK Hutchison Holdings Ltd. (Capital Goods)	693,879
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	221,497
111,000	Hang Lung Properties Ltd. (Real Estate)	211,923
34,900	Hang Seng Bank Ltd. (Banks)	617,520
780,701	Hong Kong & China Gas Co. Ltd. (Utilities)	1,459,413

Shares	Description	Value
Common Stocks (continued)
Hong Kong – (continued)
27,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	$ 665,054
27,000	Hysan Development Co. Ltd. (Real Estate)	115,066
2,700	Jardine Matheson Holdings Ltd. (Capital Goods)	152,145
88,000	MGM China Holdings Ltd. (Consumer Services)	134,783
137,189	New World Development Co. Ltd. (Real Estate)	130,937
56,000	Power Assets Holdings Ltd. (Utilities)	573,138
155,600	Sands China Ltd. (Consumer Services)	635,223
135,261	Sino Land Co. Ltd. (Real Estate)	214,854
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	354,859
58,200	Swire Properties Ltd. (Real Estate)	157,536
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	95,076
107,000	Wharf Holdings Ltd. (Real Estate)	586,090
141,200	Wynn Macau Ltd. (Consumer Services)*	218,354

		9,107,348

Ireland – 0.2%
24,569	CRH PLC (Materials)	693,898

Israel – 0.6%
308,233	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	695,698
63,751	Israel Chemicals Ltd. (Materials)	276,848
13,548	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	724,954

		1,697,500

Italy – 1.5%
54,886	Atlantia SpA (Transportation)	1,520,736
121,624	Eni SpA (Energy)	1,836,850
227,911	Intesa Sanpaolo SpA RNC (Banks)	591,536
172,049	Intesa Sanpaolo SpA (Banks)	475,718
11,781	Saipem SpA (Energy)*	4,711
66,542	UnipolSai SpA (Insurance)	153,678

		4,583,229

Japan – 20.9%
2,400	ABC-Mart, Inc. (Retailing)	153,600
29,300	Alfresa Holdings Corp. (Health Care Equipment & Services)	562,324
109,000	All Nippon Airways Co. Ltd. (Transportation)	307,014
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	61,072
146,000	Aozora Bank Ltd. (Banks)	509,607
148,000	Asahi Glass Co. Ltd. (Capital Goods)	809,831
41,000	Asahi Kasei Corp. (Materials)	276,902

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
66,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 886,410
64,000	Bridgestone Corp. (Automobiles & Components)	2,388,664
89,400	Canon, Inc. (Technology Hardware & Equipment)	2,666,172
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	367,055
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	374,414
39,200	Daicel Corp. (Materials)	534,351
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	521,086
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	936,120
15,800	Daiwa House Industry Co. Ltd. (Real Estate)	444,111
106,000	Daiwa Securities Group, Inc. (Diversified Financials)	651,520
2,100	Dentsu, Inc. (Media)	105,350
14,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	883,789
12,000	FANUC Corp. (Capital Goods)	1,858,423
500	Fast Retailing Co. Ltd. (Retailing)	159,762
34,400	Fuji Heavy Industries Ltd. (Automobiles & Components)	1,214,775
5,200	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	143,307
48,300	Hino Motors Ltd. (Capital Goods)	521,912
1,825	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	201,132
6,000	Hitachi Chemical Co. Ltd. (Materials)	107,819
10,000	Hitachi Construction Machinery Co., Ltd. (Capital Goods)	158,711
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	435,877
2,900	Hitachi Metals Ltd. (Materials)	29,906
27,500	Honda Motor Co. Ltd. (Automobiles & Components)	751,880
12,900	Hulic Co. Ltd. (Real Estate)	123,001
11,800	Isuzu Motors Ltd. (Automobiles & Components)	121,717
19,000	ITOCHU Corp. (Capital Goods)	233,488
4,200	ITOCHU Techno-Solutions Corp. (Software & Services)	79,249
13,900	Japan Airlines Co. Ltd. (Transportation)	509,574
19,200	Japan Exchange Group, Inc. (Diversified Financials)	293,725
34,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,419,332
11,800	JFE Holdings, Inc. (Materials)	158,477
50,000	Kaneka Corp. (Materials)	428,142
24,000	Kao Corp. (Household & Personal Products)	1,279,727

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
91,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	$ 262,534
29,600	KDDI Corp. (Telecommunication Services)	789,751
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	262,612
80,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	324,214
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	637,396
43,600	Komatsu Ltd. (Capital Goods)	741,241
6,000	Kose Corp. (Household & Personal Products)	583,304
8,000	Kubota Corp. (Capital Goods)	109,198
16,500	LIXIL Group Corp. (Capital Goods)	336,554
3,900	M3, Inc. (Health Care Equipment & Services)	98,080
3,000	Makita Corp. (Capital Goods)	185,955
179,100	Marubeni Corp. (Capital Goods)	906,139
16,100	Marui Group Co. Ltd. (Retailing)	230,689
800	Maruichi Steel Tube Ltd. (Materials)	21,911
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	225,004
22,000	Mitsubishi Estate Co. Ltd. (Real Estate)	408,319
27,000	Mitsubishi Materials Corp. (Materials)	76,176
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,126,893
123,900	Mitsui & Co. Ltd. (Capital Goods)	1,424,660
13,000	Mitsui Fudosan Co. Ltd. (Real Estate)	323,800
1,700	Mixi, Inc. (Software & Services)	63,049
794,100	Mizuho Financial Group, Inc. (Banks)	1,183,434
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,086,001
39,000	NEC Corp. (Technology Hardware & Equipment)	98,045
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	195,322
2,800	Nidec Corp. (Capital Goods)	191,583
83,000	Nippon Express Co. Ltd. (Transportation)	377,358
2,401	Nippon Paint Holdings Co. Ltd. (Materials)	53,105
341,000	Nippon Yusen Kabushiki Kaisha (Transportation)	657,555
22,800	Nissan Motor Co. Ltd. (Automobiles & Components)	210,792
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	184,221
7,100	Nitto Denko Corp. (Materials)	395,637
98,700	Nomura Holdings, Inc. (Diversified Financials)	440,829
9,000	Nomura Research Institute Ltd. (Software & Services)	303,093
32,300	NSK Ltd. (Capital Goods)	295,639

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
62,300	NTT DoCoMo, Inc. (Telecommunication Services)	$ 1,416,167
25,000	NTT Urban Development Corp. (Real Estate)	244,674
4,200	Obic Co. Ltd. (Software & Services)	222,028
49,000	Odakyu Electric Railway Co. Ltd. (Transportation)	533,017
500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	21,151
2,800	Oracle Corp. Japan (Software & Services)	157,031
2,700	Otsuka Corp. (Software & Services)	142,428
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	123,494
55,400	Panasonic Corp. (Consumer Durables & Apparel)	501,745
12,900	Rakuten, Inc. (Retailing)	124,523
35,300	Resona Holdings, Inc. (Banks)	125,863
44,100	Ricoh Co. Ltd. (Technology Hardware & Equipment)	448,856
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	211,271
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	912,302
12,700	Sanrio Co. Ltd. (Retailing)	248,253
14,600	SBI Holdings, Inc. (Diversified Financials)	148,013
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	143,816
34,400	Seiko Epson Corp. (Technology Hardware & Equipment)	553,253
75,400	Sekisui House Ltd. (Consumer Durables & Apparel)	1,272,117
136,800	Seven Bank Ltd. (Banks)	583,873
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	109,819
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	485,491
8,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	394,810
38,500	Showa Shell Sekiyu KK (Energy)	345,339
8,600	SoftBank Group Corp. (Telecommunication Services)	411,338
3,800	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	107,698
19,500	Sony Corp. (Consumer Durables & Apparel)	501,367
35,000	Sumitomo Chemical Co. Ltd. (Materials)	158,424
129,600	Sumitomo Corp. (Capital Goods)	1,286,015
11,000	Sumitomo Metal Mining Co. Ltd. (Materials)	108,833
62,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,882,176
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	822,622

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$ 204,619
9,700	Sysmex Corp. (Health Care Equipment & Services)	606,404
23,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,075,937
8,200	Terumo Corp. (Health Care Equipment & Services)	293,454
5,900	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	71,505
55,300	Tohoku Electric Power Co., Inc. (Utilities)	712,677
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	573,139
96,000	Tokyo Gas Co. Ltd. (Utilities)	447,499
57,700	Tokyu Fudosan Holdings Corp. (Real Estate)	391,637
4,600	TOTO Ltd. (Capital Goods)	143,183
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	73,285
61,400	Toyota Motor Corp. (Automobiles & Components)	3,256,374
18,400	Trend Micro, Inc. (Software & Services)	673,438
61,200	USS Co. Ltd. (Retailing)	976,574
4,000	Yamaha Corp. (Consumer Durables & Apparel)	120,327
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	375,628
13,300	Yamato Holdings Co. Ltd. (Transportation)	265,163

		63,488,071

Luxembourg – 1.0%
16,699	RTL Group SA (Media)	1,412,851
55,346	SES SA FDR (Media)	1,619,139

		3,031,990

Netherlands – 3.8%
126,193	ING Groep NV CVA (Banks)	1,510,129
12,426	Koninklijke DSM NV (Materials)	683,195
42,145	Koninklijke Philips NV (Capital Goods)	1,200,430
3,755	Koninklijke Vopak NV (Energy)	186,754
70,146	NN Group NV (Insurance)	2,289,895
1,920	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	155,654
133,282	Royal Dutch Shell PLC Class A (Energy)(a)	3,226,421
91,973	Royal Dutch Shell PLC Class B (Energy)	2,238,143

		11,490,621

New Zealand – 0.1%
16,542	Fletcher Building Ltd. (Materials)	90,172
73,086	Mighty River Power Ltd. (Utilities)	147,634

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
New Zealand – (continued)
31,104	Spark New Zealand Ltd. (Telecommunication Services)	$ 78,411

		316,217

Norway – 0.6%
215,934	Orkla ASA (Food, Beverage & Tobacco)	1,953,076

Portugal – 0.1%
37,978	EDP - Energias de Portugal SA (Utilities)	134,839
24,385	Galp Energia SGPS SA (Energy)	306,199

		441,038

Singapore – 1.3%
48,200	ComfortDelGro Corp. Ltd. (Transportation)	104,467
254,000	Genting Singapore PLC (Consumer Services)	157,252
743,600	Global Logistic Properties Ltd. (Real Estate)	1,060,568
69,000	Keppel Corp. Ltd. (Capital Goods)	298,323
107,300	Sembcorp Marine Ltd. (Capital Goods)	131,149
22,900	Singapore Exchange Ltd. (Diversified Financials)	134,943
211,000	Singapore Press Holdings Ltd. (Media)	625,841
202,000	Singapore Technologies Engineering Ltd. (Capital Goods)	483,733
93,000	StarHub Ltd. (Telecommunication Services)	231,235
55,000	United Overseas Bank Ltd. (Banks)	769,340

		3,996,851

Spain – 3.6%
83,558	Abertis Infraestructuras SA (Transportation)	1,371,975
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)	98,321
209,830	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,385,563
426,473	Banco Santander SA (Banks)	1,873,019
90,136	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	467,043
26,882	Enagas SA (Utilities)	806,855
34,755	Ferrovial SA (Capital Goods)	745,875
385,267	Telefonica SA (Telecommunication Services) (a)	4,305,983

		11,054,634

Sweden – 3.7%
33,237	Hennes & Mauritz AB Class B (Retailing)	1,106,266
49,766	Husqvarna AB Class B (Consumer Durables & Apparel)	363,410
12,283	Lundin Petroleum AB (Energy)*	207,623
352,747	Nordea Bank AB (Banks)	3,383,516
50,455	Sandvik AB (Capital Goods)	521,097

Shares	Description	Value
Common Stocks (continued)
Sweden – (continued)
235,610	Skandinaviska Enskilda Banken AB Class A (Banks)	$ 2,246,831
11,970	Swedbank AB Class A (Banks)*	257,074
37,229	Tele2 AB Class B (Telecommunication Services)	344,580
82,423	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	825,277
334,966	TeliaSonera AB (Telecommunication Services)	1,735,653
15,913	Volvo AB Class B (Capital Goods)	174,291

		11,165,618

Switzerland – 9.2%
18,668	ABB Ltd. (Registered) (Capital Goods)*	363,677
11,418	Adecco SA (Registered) (Commercial & Professional Services)*	742,754
3,206	Compagnie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	211,758
73,030	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,031,326
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,341,165
1,736	Geberit AG (Registered) (Capital Goods)	648,647
926	Givaudan SA (Registered) (Materials)	1,814,776
207,676	Glencore PLC (Materials)*	466,952
1,812	Julius Baer Group Ltd. (Diversified Financials)*	77,657
3,263	Kuehne + Nagel International AG (Registered) (Transportation)	463,726
7,142	LafargeHolcim Ltd. (Registered) (Materials)*	335,386
42,334	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,158,996
68,534	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,958,567
1,958	Partners Group Holding AG (Diversified Financials)	786,624
16,411	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,029,562
178	SGS SA (Registered) (Commercial & Professional Services)	375,860
337,023	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,875,957
1,987	Syngenta AG (Registered) (Materials)	824,003
17,457	UBS Group AG (Registered) (Diversified Financials)	280,814
17,426	Zurich Insurance Group AG (Insurance)*	4,041,288

		27,829,495

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
United Kingdom – 17.9%
171,946	Aberdeen Asset Management PLC (Diversified Financials)	$ 682,551
27,116	Anglo American PLC (Materials)	213,791
12,427	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	349,879
250,161	BAE Systems PLC (Capital Goods)	1,824,746
331,374	Barclays PLC (Banks)	711,328
17,837	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	822,444
78,278	BP PLC ADR (Energy)	2,362,430
52,689	British American Tobacco PLC (Food, Beverage & Tobacco)	3,081,040
24,262	British Land Co. PLC (REIT)	243,540
23,343	Capita PLC (Commercial & Professional Services)	348,502
108,358	Centrica PLC (Utilities)	353,991
218,452	Cobham PLC (Capital Goods)	680,267
16,241	Compass Group PLC (Consumer Services)	286,303
13,945	Diageo PLC (Food, Beverage & Tobacco)	376,014
18,746	easyJet PLC (Transportation)	408,004
130,365	G4S PLC (Commercial & Professional Services)	355,735
167,076	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,774,932
1,024,775	HSBC Holdings PLC (Banks)	6,373,040
115,961	ICAP PLC (Diversified Financials)	788,708
21,808	Imperial Brands PLC (Food, Beverage & Tobacco)	1,207,449
118,879	J Sainsbury PLC (Food & Staples Retailing)	471,081
24,945	Land Securities Group PLC (REIT)	393,321
747,627	Legal & General Group PLC (Insurance)	2,519,098
170,571	Marks & Spencer Group PLC (Retailing)	993,976
1,017	Next PLC (Retailing)	78,758
82,129	Pearson PLC (Media)	1,029,286
47,617	Persimmon PLC (Consumer Durables & Apparel)	1,422,856
28,433	Provident Financial PLC (Diversified Financials)	1,208,432
1,916	Reckitt Benckiser Group PLC (Household & Personal Products)	184,811
12,668	Rio Tinto PLC (Materials)	355,093
3,497	Rio Tinto PLC ADR (Materials)	98,860
27,422	Royal Mail PLC (Transportation)	189,090
148,325	SSE PLC (Utilities)	3,174,183
101,080	Standard Life PLC (Insurance)	515,445
145,942	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,209,575
98,827	Unilever NV CVA (Household & Personal Products)(a)	4,443,138

Shares	Description	Value
Common Stocks (continued)
United Kingdom – (continued)
66,166	Unilever PLC ADR (Household & Personal Products)(a)	$ 2,989,380
138,945	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	4,453,187
55,944	William Hill PLC (Consumer Services)	261,745
61,537	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	175,250

		54,411,259

TOTAL COMMON STOCKS (Cost $348,437,318)		$291,488,167

Shares	Description	Rate	Value
Preferred Stocks – 0.6%
Germany – 0.6%
6,948	Bayerische Motoren Werke AG (Automobiles & Components)	2.920%	$ 554,684
12,634	Fuchs Petrolub SE (Materials)	0.770	562,961
3,771	Porsche Automobil Holding SE (Automobiles & Components)	2.010	194,903
4,570	Volkswagen AG (Automobiles & Components)	4.860	580,058

TOTAL PREFERRED STOCKS (Cost $2,711,238)			$ 1,892,606

Units	Description	Expiration Month	Value
Right – 0.1%
Netherlands – 0.1%
113,685	Delta Lloyd NV (Insurance)*	04/16	$ 157,951
(Cost $472,480)

TOTAL INVESTMENTS – 96.6% (Cost $351,621,036)			$293,538,724

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%			10,264,275

NET ASSETS – 100.0%			$303,802,999

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date		Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	120		June 2016	$4,002,222	$(111,564)
FTSE 100 Index	22		June 2016	1,931,555	6,857
TSE TOPIX Index	14		June 2016	1,676,218	(5,099)

TOTAL					$(109,806)

WRITTEN OPTIONS CONTRACTS — At March 31, 2016, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Price		Expiration Month	Value

EURO STOXX 50 Index	1,635	EUR	3,050	June 2016	$(1,144,187)
FTSE 100 Index	266	GBP	6,300	June 2016	(338,107)
Nikkei-225 Stock Average	155	JPY	17,250	June 2016	(544,005)

Total (Premiums Received $2,700,553)	2,056				$(2,026,299)

For the period ended March 31, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	2,181	$2,745,815

Contracts written	2,056	2,700,553
Contracts expired	—	—
Contracts bought to close	(2,181)	(2,745,815)

Contracts Outstanding March 31, 2016	2,056	$2,700,553

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$351,737,398

Gross unrealized gain	4,918,880
Gross unrealized loss	(63,117,554)

Net unrealized security loss	$(58,198,674)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 0.1%
21,887	Gentex Corp.	$ 343,407
12,467	Standard Motor Products, Inc.	431,982

		775,389

Banks – 4.9%
120,582	CenterState Banks, Inc.	1,795,466
31,625	Central Pacific Financial Corp.	688,476
332,128	Citigroup, Inc.	13,866,271
11,089	FCB Financial Holdings, Inc. Class A*	368,820
160,029	Fifth Third Bancorp	2,670,884
3,878	First Citizens BancShares, Inc. Class A	973,649
17,443	IBERIABANK Corp.	894,303
153,495	JPMorgan Chase & Co.	9,089,974
757,842	KeyCorp	8,366,576
38,006	TCF Financial Corp.	465,953
64,124	The PNC Financial Services Group, Inc.	5,422,967
15,761	U.S. Bancorp	639,739
116,733	Wells Fargo & Co.	5,645,208
22,699	Western Alliance Bancorp*	757,693

		51,645,979

Capital Goods – 6.7%
829	Acuity Brands, Inc.	180,838
14,958	Allison Transmission Holdings, Inc.	403,567
9,879	Applied Industrial Technologies, Inc.	428,749
36,739	Comfort Systems USA, Inc.	1,167,198
30,694	Danaher Corp.	2,911,633
11,432	Eaton Corp. PLC	715,186
4,919	Esterline Technologies Corp.*	315,160
425,250	General Electric Co.	13,518,697
6,702	Granite Construction, Inc.	320,356
94,135	HD Supply Holdings, Inc.*	3,113,044
9,481	Honeywell International, Inc.	1,062,346
10,455	Hubbell, Inc.	1,107,498
21	Hyster-Yale Materials Handling, Inc.	1,399
114,095	Illinois Tool Works, Inc.	11,687,846
29,273	Lockheed Martin Corp.	6,483,764
31,608	Orbital ATK, Inc.	2,748,000
64,168	Raytheon Co.	7,868,922
4,535	Regal-Beloit Corp.	286,113
43,860	Spirit AeroSystems Holdings, Inc. Class A*	1,989,490
23,061	Taser International, Inc.*(a)	452,687
55,021	The Boeing Co.	6,984,366
11,082	Trex Co., Inc.*	531,578
8,601	Valmont Industries, Inc.	1,065,148
21,794	WABCO Holdings, Inc.*	2,330,214
9,525	Wabtec Corp.	755,237
23,184	Watsco, Inc.	3,123,812

		71,552,848

Commercial & Professional Services – 0.8%
59,972	ABM Industries, Inc.	1,937,695
19,268	Brady Corp. Class A	517,153
29,156	Cintas Corp.	2,618,501
11,520	Essendant, Inc.	367,834
26,043	ManpowerGroup, Inc.	2,120,421

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – (continued)
58,291	Steelcase, Inc. Class A	$ 869,880

		8,431,484

Consumer Durables & Apparel – 2.6%
18,478	Carter’s, Inc.	1,947,212
19,686	Columbia Sportswear Co.	1,182,912
3,479	Harman International Industries, Inc.	309,770
33,386	Hasbro, Inc.	2,674,219
57,265	Newell Rubbermaid, Inc.(a)	2,536,267
163,278	NIKE, Inc. Class B	10,036,699
1,156	NVR, Inc.*	2,002,654
63,216	Vista Outdoor, Inc.*	3,281,542
20,445	Whirlpool Corp.	3,687,051

		27,658,326

Consumer Services – 4.6%
122,733	Bloomin’ Brands, Inc.	2,070,506
80,231	Bob Evans Farms, Inc./DE	3,745,985
38,745	Boyd Gaming Corp.*	800,472
23,959	Brinker International, Inc.	1,100,916
51,446	Carnival Corp.	2,714,805
147,390	Darden Restaurants, Inc.	9,771,957
38,482	Denny’s Corp.*	398,674
46,924	Domino’s Pizza, Inc.	6,187,399
13,204	Jack in the Box, Inc.	843,339
15,052	Krispy Kreme Doughnuts, Inc.*	234,661
6,048	Marriott International, Inc. Class A	430,497
21,767	McDonald’s Corp.	2,735,677
62,281	Papa John’s International, Inc.	3,375,007
1,874	Six Flags Entertainment Corp.	103,988
127,337	Sonic Corp.	4,477,169
35,270	Starbucks Corp.	2,105,619
5,310	Wyndham Worldwide Corp.	405,843
87,531	Yum! Brands, Inc.	7,164,412

		48,666,926

Diversified Financials – 3.8%
32,396	Ameriprise Financial, Inc.	3,045,515
40,517	Berkshire Hathaway, Inc. Class B*	5,748,552
28,424	BGC Partners, Inc. Class A	257,297
25,585	CBOE Holdings, Inc.	1,671,468
23,016	Cohen & Steers, Inc.	895,783
137,041	E*TRADE Financial Corp.*	3,356,134
5,249	GAMCO Investors, Inc. Class A	194,528
6,805	MarketAxess Holdings, Inc.	849,468
13,256	Morgan Stanley	331,533
38,271	MSCI, Inc.	2,835,116
174,387	Nasdaq, Inc.	11,575,755
91,695	Synchrony Financial*	2,627,979
20,939	T. Rowe Price Group, Inc.	1,538,179
163,531	TD Ameritrade Holding Corp.	5,156,132
28,364	WisdomTree Investments, Inc.(a)	324,200

		40,407,639

Energy – 6.9%
35,649	Anadarko Petroleum Corp.	1,660,138
152,331	Chesapeake Energy Corp.(a)	627,604
4,789	Chevron Corp.	456,870
6,903	Cimarex Energy Co.	671,455
45,147	Cobalt International Energy, Inc.*	134,086
56,159	Columbia Pipeline Group, Inc.	1,409,621
39,820	Devon Energy Corp.	1,092,661

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
61,715	Energen Corp.	$ 2,258,152
12,027	EOG Resources, Inc.	872,920
78,966	Exxon Mobil Corp.	6,600,768
181,554	FMC Technologies, Inc.*	4,967,317
40,501	Green Plains, Inc.	646,396
288,950	HollyFrontier Corp.	10,205,714
78,991	Kinder Morgan, Inc.	1,410,779
32,063	Marathon Oil Corp.	357,182
255,969	Marathon Petroleum Corp.	9,516,927
102,811	Newfield Exploration Co.*	3,418,466
14,419	Noble Energy, Inc.	452,901
17,907	Oceaneering International, Inc.	595,229
18,970	Oil States International, Inc.*	597,934
2,242	Par Pacific Holdings, Inc.*(a)	42,060
116,258	PBF Energy, Inc. Class A	3,859,766
38,803	Phillips 66	3,359,952
12,188	Pioneer Natural Resources Co.	1,715,339
256,705	The Williams Companies, Inc.	4,125,249
175,513	Valero Energy Corp.	11,257,404
20,121	Weatherford International PLC*	156,541
20,119	Western Refining, Inc.	585,262

		73,054,693

Food & Staples Retailing – 1.4%
123,232	CVS Health Corp.	12,782,855
62,608	Safeway PDC LLC*	33,298
48,644	Sprouts Farmers Market, Inc.*	1,412,622
8,895	United Natural Foods, Inc.*	358,469

		14,587,244

Food, Beverage & Tobacco – 9.0%
284,076	Altria Group, Inc.	17,800,202
67,830	Archer-Daniels-Midland Co.	2,462,854
151,985	Coca-Cola Enterprises, Inc.	7,711,719
286,791	ConAgra Foods, Inc.	12,796,614
4,908	General Mills, Inc.	310,922
53,570	Hormel Foods Corp.	2,316,367
13,687	Lancaster Colony Corp.	1,513,320
171,650	PepsiCo, Inc.	17,590,692
254,314	Pilgrim’s Pride Corp.*(a)	6,459,576
47,739	Sanderson Farms, Inc.(a)	4,305,103
76	Snyders-Lance, Inc.	2,393
5,903	The Boston Beer Co., Inc. Class A*(a)	1,092,468
79,270	The Kraft Heinz Co.	6,227,451
10,401	TreeHouse Foods, Inc.*	902,287
204,944	Tyson Foods, Inc. Class A	13,661,567

		95,153,535

Health Care Equipment & Services – 4.5%
64,076	Abbott Laboratories	2,680,299
9,683	Aetna, Inc.	1,087,885
120,535	Allscripts Healthcare Solutions, Inc.*	1,592,267
18,807	Anthem, Inc.	2,613,985
12,250	Becton, Dickinson and Co.	1,859,795
179,531	Boston Scientific Corp.*	3,377,162
20,467	Cardinal Health, Inc.	1,677,189
57,443	Cigna Corp.	7,883,477
5,312	CorVel Corp.*	209,399
35,643	Dentsply Sirona, Inc.	2,196,676
159,220	Hologic, Inc.*	5,493,090
17,075	IDEXX Laboratories, Inc.*	1,337,314
36,357	McKesson Corp.	5,717,138
36,447	Owens & Minor, Inc.	1,473,188

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
60,379	St. Jude Medical, Inc.	$ 3,320,845
11,134	Universal Health Services, Inc. Class B	1,388,633
40,758	WellCare Health Plans, Inc.*	3,780,305

		47,688,647

Household & Personal Products – 1.4%
10,929	Edgewell Personal Care Co.	880,112
75,060	Kimberly-Clark Corp.	10,096,321
28,141	The Estee Lauder Companies, Inc. Class A	2,653,978
11,408	The Procter & Gamble Co.	938,992
4,862	USANA Health Sciences, Inc.*	590,344

		15,159,747

Insurance – 4.2%
35,780	Allied World Assurance Co. Holdings AG	1,250,153
45,168	Amtrust Financial Services, Inc.	1,168,948
36,301	Aspen Insurance Holdings Ltd.	1,731,558
8,390	Assured Guaranty Ltd.	212,267
13,710	Endurance Specialty Holdings Ltd.	895,811
151,545	Lincoln National Corp.	5,940,564
17,026	Marsh & McLennan Companies, Inc.	1,035,010
64,085	Prudential Financial, Inc.	4,628,219
107,660	Reinsurance Group of America, Inc.	10,362,275
84,924	The Travelers Companies, Inc.	9,911,480
18,889	Unum Group	584,048
17,455	W.R. Berkley Corp.	980,971
166,549	XL Group PLC	6,129,003

		44,830,307

Materials – 3.4%
5,255	Air Products & Chemicals, Inc.	756,848
55,414	Ferroglobe PLC	488,197
22,311	HB Fuller Co.	947,102
66,105	LyondellBasell Industries NV Class A	5,657,266
1,628	Minerals Technologies, Inc.	92,552
17,081	Newmont Mining Corp.	454,013
98,221	Nucor Corp.	4,645,853
60,894	PPG Industries, Inc.	6,789,072
47,007	Praxair, Inc.	5,379,951
8,350	Reliance Steel & Aluminum Co.	577,737
2,617	Steel Dynamics, Inc.	58,909
4,173	The Scotts Miracle-Gro Co. Class A	303,669
31,204	The Sherwin-Williams Co.	8,882,843
27,504	Westlake Chemical Corp.	1,273,435

		36,307,447

Media – 1.7%
52,232	Cablevision Systems Corp. Class A	1,723,656
6,937	Cinemark Holdings, Inc.	248,553
135,579	Comcast Corp. Class A	8,281,165
6,751	DISH Network Corp. Class A*	312,301
55,477	Liberty Global PLC Series C*	2,083,716
14,898	Regal Entertainment Group Class A(a)	314,909
13,096	Time Warner Cable, Inc.	2,679,704
74,750	Twenty-First Century Fox, Inc. Class A	2,084,030

		17,728,034

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 6.2%
117,983	AbbVie, Inc.	$ 6,739,189
28,864	Alexion Pharmaceuticals, Inc.*	4,018,446
15,723	Allergan PLC*	4,214,236
93,243	Amgen, Inc.	13,979,923
16,914	Biogen, Inc.*	4,403,052
48,696	Cambrex Corp.*	2,142,624
13,570	Celgene Corp.*	1,358,221
107,680	Cepheid, Inc.*	3,592,205
4,028	Gilead Sciences, Inc.	370,012
33,539	Ironwood Pharmaceuticals, Inc.*	366,917
101,303	Johnson & Johnson	10,960,985
26,154	Merck & Co., Inc.	1,383,808
279,257	Pfizer, Inc.	8,277,177
13,151	Repligen Corp.*	352,710
3,494	Thermo Fisher Scientific, Inc.	494,715
4,670	United Therapeutics Corp.*	520,378
28,865	Vertex Pharmaceuticals, Inc.*	2,294,479

		65,469,077

Real Estate – 0.1%
34,525	CBRE Group, Inc. Class A*	995,010

Real Estate Investment Trust – 4.1%
53,031	American Tower Corp.	5,428,783
74,814	Apartment Investment & Management Co. Class A	3,128,721
7,629	Camden Property Trust	641,523
92,028	CBL & Associates Properties, Inc.	1,095,133
18,849	CoreSite Realty Corp.	1,319,618
110,153	CubeSmart	3,668,095
19,282	CyrusOne, Inc.	880,223
42,346	DCT Industrial Trust, Inc.	1,671,397
7,822	DuPont Fabros Technology, Inc.	317,026
32,064	Equity Commonwealth*	904,846
61,273	Equity LifeStyle Properties, Inc.	4,456,385
28,074	Extra Space Storage, Inc.	2,623,796
11,456	First Industrial Realty Trust, Inc.	260,509
18,168	Hudson Pacific Properties, Inc.	525,419
31,576	Iron Mountain, Inc.	1,070,742
21,608	Kite Realty Group Trust	598,758
12,458	Lamar Advertising Co. Class A	766,167
66,161	Mack-Cali Realty Corp.	1,554,784
18,120	Outfront Media, Inc.	382,332
19,514	Pennsylvania Real Estate Investment Trust	426,381
46,496	Post Properties, Inc.	2,777,671
33,614	Prologis, Inc.	1,485,067
10,025	PS Business Parks, Inc.	1,007,613
21,407	Public Storage	5,904,375
63,713	WP Glimcher, Inc.	604,636

		43,500,000

Retailing – 6.7%
17,587	Amazon.com, Inc.*	10,440,347
10,896	AutoZone, Inc.*	8,680,734
255,133	Chico’s FAS, Inc.	3,385,640
3,109	Expedia, Inc.	334,984
42,663	HSN, Inc.	2,231,702
11,586	L Brands, Inc.	1,017,367
178,063	Liberty Interactive Corp QVC Group Series A*	4,496,091
25,315	Liberty Ventures Series A*	990,323
141,850	Lowe’s Companies, Inc.	10,745,137

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
17,517	Netflix, Inc.*	$ 1,790,763
37,334	O’Reilly Automotive, Inc.*	10,216,822
8,522	Sally Beauty Holdings, Inc.*	275,942
87,609	The Home Depot, Inc.	11,689,669
2,551	The Priceline Group, Inc.*	3,288,137
17,099	The TJX Companies, Inc.	1,339,707
2,035	TripAdvisor, Inc.*	135,327

		71,058,692

Semiconductors & Semiconductor Equipment – 4.0%
30,458	Advanced Energy Industries, Inc.*	1,059,634
79,343	Broadcom Ltd.	12,258,494
41,760	Intel Corp.	1,350,936
150,885	KLA-Tencor Corp.	10,985,937
42,708	Lam Research Corp.	3,527,681
61,720	Maxim Integrated Products, Inc.	2,270,062
16,750	NXP Semiconductors NV*	1,357,922
100,646	ON Semiconductor Corp.*	965,195
50,405	QUALCOMM, Inc.	2,577,712
38,872	SunPower Corp.*(a)	868,400
64,544	Teradyne, Inc.	1,393,505
63,136	Texas Instruments, Inc.	3,625,189

		42,240,667

Software & Services – 12.5%
89,702	Activision Blizzard, Inc.	3,035,516
11,165	Adobe Systems, Inc.*	1,047,277
5,084	Alliance Data Systems Corp.*	1,118,480
12,861	Alphabet, Inc. Class A*	9,811,657
13,118	Alphabet, Inc. Class C*	9,772,254
31,238	Amdocs Ltd.	1,887,400
42,735	Aspen Technology, Inc.*	1,543,994
21,888	Cadence Design Systems, Inc.*	516,119
15,958	CDK Global, Inc.	742,845
6,244	Cimpress NV*(a)	566,268
96,260	Citrix Systems, Inc.*	7,564,111
10,304	CoreLogic, Inc.*	357,549
1,354	CoStar Group, Inc.*	254,782
28,041	CSRA, Inc.	754,303
389,280	eBay, Inc.*	9,288,221
50,031	Electronic Arts, Inc.*	3,307,549
66,896	EVERTEC, Inc.	935,206
96,670	Facebook, Inc. Class A*	11,030,047
15,981	Gigamon, Inc.*	495,731
32,627	Intuit, Inc.	3,393,534
3,412	LinkedIn Corp. Class A*	390,162
92,283	Mastercard, Inc. Class A	8,720,521
421,098	Microsoft Corp.(b)	23,257,243
9,824	MicroStrategy, Inc. Class A*	1,765,569
141,445	Nuance Communications, Inc.*	2,643,607
212,943	Oracle Corp.	8,711,498
25,147	PayPal Holdings, Inc.*	970,674
72,097	Rackspace Hosting, Inc.*	1,556,604
22,899	Synopsys, Inc.*	1,109,228
89,564	Take-Two Interactive Software, Inc.*	3,373,876
36,907	Teradata Corp.*	968,440
14,606	Twitter, Inc.*	241,729
91,433	Vantiv, Inc. Class A*	4,926,410
26,977	Verint Systems, Inc.*	900,492
12,293	VeriSign, Inc.*(a)	1,088,422
9,517	WEX, Inc.*	793,265
36,210	Yahoo!, Inc.*	1,332,890
49,312	Zillow Group, Inc. Class A*(a)	1,259,922

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
65,897	Zillow Group, Inc. Class C*(a)	$ 1,563,736

		132,997,131

Technology Hardware & Equipment – 4.4%
175,265	Apple, Inc.	19,102,132
108,683	Brocade Communications Systems, Inc.	1,149,866
26,644	CDW Corp./DE	1,105,726
155,114	Corning, Inc.	3,240,332
12,846	EchoStar Corp. Class A*	568,949
16	EMC Corp.	427
9,425	Harris Corp.	733,831
118,367	Hewlett Packard Enterprise Co.	2,098,647
387,362	Juniper Networks, Inc.	9,881,605
18,594	Methode Electronics, Inc.	543,735
11,665	MTS Systems Corp.	709,815
45,067	NCR Corp.*	1,348,855
29,122	NetApp, Inc.	794,739
40,289	NETGEAR, Inc.*	1,626,467
150,236	Viavi Solutions, Inc.*	1,030,626
56,818	Western Digital Corp.	2,684,082

		46,619,834

Telecommunication Services – 0.4%
48,653	AT&T, Inc.	1,905,738
55,954	CenturyLink, Inc.	1,788,263
11,270	Verizon Communications, Inc.	609,482

		4,303,483

Transportation – 2.3%
51,377	Alaska Air Group, Inc.	4,213,942
14,103	Allegiant Travel Co.	2,511,180
154,374	American Airlines Group, Inc.	6,330,878
11,928	ArcBest Corp.	257,525
31,437	CSX Corp.	809,503
28,966	Delta Air Lines, Inc.	1,410,065
3,220	FedEx Corp.	523,958
21,123	JetBlue Airways Corp.*	446,118
5,744	Saia, Inc.*	161,694
63,265	Southwest Airlines Co.	2,834,272
30,565	Spirit Airlines, Inc.*	1,466,509
19,226	Union Pacific Corp.	1,529,428
16,477	United Parcel Service, Inc. Class B	1,737,829

		24,232,901

Utilities – 2.5%
125,446	AES Corp.	1,480,263
19,338	Ameren Corp.	968,834
9,873	American Water Works Co., Inc.	680,546
191,232	Calpine Corp.*	2,900,989
113,422	Edison International	8,153,908
8,139	Entergy Corp.	645,260
53,989	Great Plains Energy, Inc.	1,741,145
450,615	NRG Energy, Inc.	5,862,501
30,047	Sempra Energy	3,126,390
67,857	Talen Energy Corp.*	610,713

		26,170,549

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $788,807,896)		$1,051,235,589

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.9%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
19,936,418	0.415%	$ 19,936,418
(Cost $19,936,418)

TOTAL INVESTMENTS – 101.1% (Cost $808,744,314)		$1,071,172,007

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(11,191,712)

NET ASSETS – 100.0%		$1,059,980,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	6	June 2016	$665,760	$31,157
S&P 500 E-Mini Index	69	June 2016	7,077,675	248,796

TOTAL				$279,953

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$808,596,954

Gross unrealized gain	267,211,487
Gross unrealized loss	(4,636,434)

Net unrealized security gain	$262,575,053

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Australia – 5.2%
7,853	ASX Ltd. (Diversified Financials)	$ 249,109
6,131	Blackmores Ltd. (Household & Personal Products)(a)	832,311
89,170	Caltex Australia Ltd. (Energy)	2,325,660
33,790	Domino’s Pizza Enterprises Ltd. (Consumer Services)	1,487,284
4,830	Event Hospitality and Entertainment Ltd. (Media)	56,335
23,321	Harvey Norman Holdings Ltd. (Retailing)	83,895
32,645	Japara Healthcare Ltd. (Health Care Equipment & Services)	76,525
76,414	Magellan Financial Group Ltd. (Diversified Financials)	1,322,873
136,498	Newcrest Mining Ltd. (Materials)*	1,766,417
22,980	nib holdings Ltd. (Insurance)	68,877
75,831	OZ Minerals Ltd. (Materials)	290,363
1,448,045	Qantas Airways Ltd. (Transportation)*	4,519,867
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,828,705
26,899	The Reject Shop Ltd. (Retailing)	288,582
269,446	The Star Entertainment Grp Ltd. (Consumer Services)	1,171,852
468,658	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	3,460,568
480,690	Vicinity Centres (REIT)	1,174,825
10,778	Westpac Banking Corp. (Banks)	250,341
73,957	Woodside Petroleum Ltd. (Energy)	1,479,421
66,009	Woolworths Ltd. (Food & Staples Retailing)	1,117,188

		23,850,998

Austria – 0.0%
8,273	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	121,113

Belgium – 0.9%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	859,222
5,583	Befimmo SA (REIT)	358,071
9,980	Delhaize Group (Food & Staples Retailing)	1,040,124
28,206	KBC Groep NV (Banks)	1,452,545
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	364,800
514	Retail Estates NV (REIT)	45,582

		4,120,344

Bermuda – 0.0%
13,862	Hiscox Ltd. (Insurance)	192,627

Chile – 0.6%
390,788	Antofagasta PLC (Materials)(a)	2,626,293

China – 0.1%
64,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	489,344

Shares	Description	Value
Common Stocks (continued)
Denmark – 2.4%
6,024	Chr. Hansen Holding A/S (Materials)	$ 403,977
118,257	Danske Bank A/S (Banks)	3,337,267
9,877	GN Store Nord A/S (Health Care Equipment & Services)	206,218
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	298,386
8,582	Pandora A/S (Consumer Durables & Apparel)	1,121,993
2,963	Royal Unibrew A/S (Food, Beverage & Tobacco)	142,886
473,007	TDC A/S (Telecommunication Services)	2,311,845
45,818	Vestas Wind Systems A/S (Capital Goods)	3,228,325

		11,050,897

Finland – 0.9%
75,406	Neste OYJ (Energy)(a)	2,478,001
87,694	UPM-Kymmene OYJ (Materials)	1,585,472

		4,063,473

France – 8.9%
53,735	AXA SA (Insurance)	1,260,017
81,179	BNP Paribas SA (Banks)	4,078,481
1,636	Cap Gemini SA (Software & Services)	153,464
34,869	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	3,562,517
134,669	Credit Agricole SA (Banks)	1,456,294
3,936	Gecina SA (REIT)	539,881
27,595	Klepierre (REIT)	1,318,154
54,053	Legrand SA (Capital Goods)	3,021,240
169,175	Natixis SA (Banks)	831,695
127,845	Orange SA (Telecommunication Services)	2,232,546
29,559	Renault SA (Automobiles & Components)	2,937,501
50,010	Safran SA (Capital Goods)	3,490,697
24,451	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,965,758
9,301	Schneider Electric SE (Capital Goods)	586,154
79,221	SCOR SE (Insurance)	2,793,011
3,988	SEB SA (Consumer Durables & Apparel)	413,325
41,297	Thales SA (Capital Goods)	3,608,729
52,890	UBISOFT Entertainment (Software & Services)*	1,658,524
771	Unibail-Rodamco SE (REIT)	211,451
1,688	Valeo SA (Automobiles & Components)	262,481
56,426	Vinci SA (Capital Goods)	4,188,168

		40,570,088

Germany – 10.5%
71,235	ADVA Optical Networking SE (Technology Hardware & Equipment)*	844,562

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Germany – (continued)
29,534	Allianz SE (Registered) (Insurance)	$ 4,796,472
71,621	BASF SE (Materials)	5,385,581
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,792,390
2,306	CENIT AG (Software & Services)	51,161
38,813	Commerzbank AG (Banks)*	336,763
12,606	Continental AG (Automobiles & Components)	2,859,165
5,878	CTS Eventim AG & Co. KGaA (Media)	208,426
259,148	Deutsche Telekom AG (Registered) (Telecommunication Services)	4,646,089
22,764	Drillisch AG (Telecommunication Services)	931,492
47,591	Freenet AG (Telecommunication Services)	1,421,403
3,968	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	350,080
52,655	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	3,838,156
26,453	Hannover Rueck SE (Insurance)	3,074,429
706	Henkel AG & Co. KGaA (Household & Personal Products)	69,228
21,679	Hochtief AG (Capital Goods)	2,647,346
18,498	Hugo Boss AG (Consumer Durables & Apparel)	1,209,290
249,073	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,531,441
1,971	KUKA AG (Capital Goods)	205,943
4,970	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	413,423
19,234	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	3,903,430
4,248	Nemetschek SE (Software & Services)	204,711
24,382	Nordex SE (Capital Goods)*	667,197
56,717	ProSiebenSat.1 Media SE (Registered) (Media)	2,911,560
2,048	STRATEC Biomedical AG (Health Care Equipment & Services)	99,311
13,751	Symrise AG (Materials)	920,657
13,266	United Internet AG (Registered) (Software & Services)	664,666

		47,984,372

Hong Kong – 3.3%
168,000	AIA Group Ltd. (Insurance)	954,916
863,500	BOC Hong Kong Holdings Ltd. (Banks)	2,579,478
115,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	1,124,613
20,464	Cheung Kong Property Holdings Ltd. (Real Estate)	131,876

Shares	Description	Value
Common Stocks (continued)
Hong Kong – (continued)
852,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	$ 285,870
116,964	CK Hutchison Holdings Ltd. (Capital Goods)	1,519,601
380,000	CLP Holdings Ltd. (Utilities)	3,439,533
16,100	Hang Seng Bank Ltd. (Banks)	284,873
552,970	Hong Kong & China Gas Co. Ltd. (Utilities)	1,033,701
1,100	Jardine Matheson Holdings Ltd. (Capital Goods)	61,985
101,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	60,823
267,500	Swire Pacific Ltd. Class A (Real Estate)	2,885,238
32,000	Wheelock & Co. Ltd. (Real Estate)	142,990
191,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	658,382

		15,163,879

India – 0.0%
29,862	Vedanta Resources PLC (Materials)(a)	146,672

Ireland – 0.3%
24,922	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,421,421
41,047	Total Produce PLC (Food & Staples Retailing)	74,264

		1,495,685

Israel – 0.0%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)	80,407

Italy – 2.1%
13,721	ACEA SpA (Utilities)	210,118
6,147	ASTM SpA (Transportation)	70,950
625,813	Banca Popolare di Milano Scarl (Banks)	436,925
8,855	Bi Esse SpA (Capital Goods)	143,808
4,525	De’ Longhi SpA (Consumer Durables & Apparel)	102,855
3,686	DiaSorin SpA (Health Care Equipment & Services)	212,849
27,209	Enel SpA (Utilities)	120,624
277,261	Eni SpA (Energy)	4,187,388
1,626	Exor SpA (Diversified Financials)	58,177
90,450	Immobiliare Grande Distribuzione SIIQ SpA (REIT)	82,316
257,892	Intesa Sanpaolo SpA RNC (Banks)	669,351
754,345	Intesa Sanpaolo SpA (Banks)	2,085,776
157,321	Iren SpA (Utilities)	281,634
10,076	La Doria SpA (Food, Beverage & Tobacco)	150,922
131,653	Mediaset SpA (Media)	542,729
3,444	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	86,147

		9,442,569

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Japan – 23.5%
14,800	AEON Financial Service Co. Ltd. (Diversified Financials)	$ 348,426
6,000	Aeon Mall Co. Ltd. (Real Estate)	88,771
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	105,392
92,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	2,074,314
70,900	Alfresa Holdings Corp. (Health Care Equipment & Services)	1,360,708
21,000	Amada Holdings Co. Ltd. (Capital Goods)	204,619
21,600	Amano Corp. (Technology Hardware & Equipment)	340,623
19,100	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	594,482
5,700	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	70,478
264,200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,511,088
14,400	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	313,897
32,000	Calbee, Inc. (Food, Beverage & Tobacco)	1,269,655
5,000	Central Japan Railway Co. (Transportation)	884,257
1,900	Century Tokyo Leasing Corp. (Diversified Financials)	70,367
90,600	Chubu Electric Power Co., Inc. (Utilities)	1,264,354
17,000	Daihen Corp. (Capital Goods)	77,327
157,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,502,393
3,740	Daito Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	100,118
15,100	Daito Trust Construction Co. Ltd. (Real Estate)	2,141,728
118,500	Daiwa House Industry Co. Ltd. (Real Estate)	3,330,836
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	252,003
6,600	Duskin Co. Ltd. (Commercial & Professional Services)	118,506
4,000	Electric Power Development Co. Ltd. (Utilities)	124,784
77,700	Fuji Heavy Industries Ltd. (Automobiles & Components)	2,743,839
71,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,834,108
1,100	Fuyo General Lease Co. Ltd. (Diversified Financials)	46,942
3,840	Hiday Hidaka Corp. (Consumer Services)	96,548
2,800	HIS Co. Ltd. (Consumer Services)	78,080
13,000	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	580,977

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
7,000	Hokuriku Electric Power Co. (Utilities)	$ 98,957
21,800	Hoya Corp. (Health Care Equipment & Services)	828,632
37,000	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	720,606
63,200	IT Holdings Corp. (Software & Services)	1,494,837
252,400	ITOCHU Corp. (Capital Goods)	3,101,703
27,300	ITOCHU Techno-Solutions Corp. (Software & Services)	515,116
17,200	J. Front Retailing Co. Ltd. (Retailing)	228,231
75,700	Japan Airlines Co. Ltd. (Transportation)	2,775,160
17,800	Japan Exchange Group, Inc. (Diversified Financials)	272,307
10,200	JTEKT Corp. (Capital Goods)	132,359
180,900	JX Holdings, Inc. (Energy)	696,531
16,700	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,009,492
30,200	Kao Corp. (Household & Personal Products)	1,610,323
108,400	KDDI Corp. (Telecommunication Services)	2,892,197
27,000	Kinden Corp. (Capital Goods)	330,946
89,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,246,774
36,900	Konami Holdings Corp. (Software & Services)	1,090,548
15,000	Konica Minolta, Inc. (Technology Hardware & Equipment)	127,224
3,900	K’s Holdings Corp. (Retailing)	129,201
3,480	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	299,601
494,500	Marubeni Corp. (Capital Goods)	2,501,876
43,900	Marvelous, Inc. (Software & Services)(a)	393,894
12,000	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	627,548
156,100	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,712,338
255,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,184,350
74,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,843,167
60,100	Mizuho Financial Group, Inc. (Banks)	89,566
2,500	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	185,555
91,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,553,008
35,700	Nexon Co. Ltd. (Software & Services)	608,842
24,000	Nichirei Corp. (Food, Beverage & Tobacco)	194,857
517,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	2,644,139

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
171,000	Nippon Express Co. Ltd. (Transportation)	$ 777,449
53,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,298,107
5,000	NS Solutions Corp. (Software & Services)	98,076
22,500	NTT Data Corp. (Software & Services)	1,128,340
17,000	OKUMA Corp. (Capital Goods)	118,754
7,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	272,412
12,000	PanaHome Corp. (Consumer Durables & Apparel)	89,979
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	92,492
10,000	Ryosan Co. Ltd. (Technology Hardware & Equipment)	249,528
10,000	San-Ai Oil Co. Ltd. (Energy)	72,533
6,800	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	123,062
19,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	726,118
37,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	563,643
71,400	Seiko Epson Corp. (Technology Hardware & Equipment)	1,148,322
48,300	Seino Holdings Co. Ltd. (Transportation)	519,620
123,300	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	1,517,941
190,900	Sekisui House Ltd. (Consumer Durables & Apparel)	3,220,784
28,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,231,362
65,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,092,680
11,800	SoftBank Group Corp. (Telecommunication Services)	564,395
93,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,641,425
9,900	Space Co. Ltd. (Commercial & Professional Services)	119,699
4,100	St. Marc Holdings Co. Ltd. (Consumer Services)	113,045
168,700	Sumitomo Corp. (Capital Goods)	1,674,003
81,700	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	939,871
39,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	477,762
14,300	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	164,155
8,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	261,076
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	591,351
1,500	Suzuken Co. Ltd. (Health Care Equipment & Services)	50,912

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
8,800	Systena Corp. (Software & Services)	$ 149,606
8,500	T&D Holdings, Inc. (Insurance)	79,399
5,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	227,953
775,000	Teijin Ltd. (Materials)	2,698,776
10,500	Temp Holdings Co. Ltd. (Commercial & Professional Services)	152,122
6,800	The Chugoku Electric Power Co., Inc. (Utilities)	91,743
31,800	Tohoku Electric Power Co., Inc. (Utilities)	409,821
88,900	Tokio Marine Holdings, Inc. (Insurance)	3,003,747
27,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,817,111
387,000	Tokyo Gas Co. Ltd. (Utilities)	1,803,980
9,000	Tokyo Tatemono Co. Ltd. (Real Estate)	111,949
306,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	2,565,575
13,200	Tosei Corp. (Real Estate)	95,536
26,800	Toyota Motor Corp. (Automobiles & Components)	1,421,349
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	12,286
48,100	West Japan Railway Co. (Transportation)	2,970,040
301,300	Yamada Denki Co. Ltd. (Retailing)	1,424,240
5,200	Yusen Logistics Co. Ltd. (Transportation)	60,481

		107,704,115

Jordan – 0.4%
65,791	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,868,233

Luxembourg – 0.3%
14,441	Aperam SA (Materials)	550,187
2,493	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	912,737

		1,462,924

Netherlands – 3.9%
36,352	Aalberts Industries NV (Capital Goods)	1,258,843
5,397	ASM International NV (Semiconductors & Semiconductor Equipment)	241,342
53,002	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	1,448,217
43,340	Boskalis Westminster (Capital Goods)	1,698,621
12,145	Corbion NV (Materials)	288,093
37,659	Heineken Holding NV (Food, Beverage & Tobacco)	2,931,898

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Netherlands – (continued)
29,531	Heineken NV (Food, Beverage & Tobacco)	$ 2,671,894
162,964	ING Groep NV CVA (Banks)(b)	1,950,161
58,645	Koninklijke Ahold NV (Food & Staples Retailing)	1,317,244
28,812	NSI NV (REIT)	136,775
4,705	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	381,434
1,565	Sligro Food Group NV (Food & Staples Retailing)	61,192
87,149	Wolters Kluwer NV (Media)	3,473,545

		17,859,259

New Zealand – 0.5%
144,409	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	977,095
76,291	Nuplex Industries Ltd. (Materials)	274,027
36,839	The New Zealand Refining Co. Ltd. (Energy)	78,885
157,069	Z Energy Ltd. (Energy)	732,486

		2,062,493

Norway – 2.3%
253,588	DNB ASA (Banks)	2,994,441
47,005	Gjensidige Forsikring ASA (Insurance)	800,763
4,535	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	214,097
813,698	Norsk Hydro ASA (Materials)	3,343,094
334,352	Orkla ASA (Food, Beverage & Tobacco)	3,024,142
10,324	Tomra Systems ASA (Commercial & Professional Services)	107,433

		10,483,970

Portugal – 0.3%
426,190	EDP - Energias de Portugal SA (Utilities)	1,513,163

Singapore – 0.5%
75,000	CapitaLand Retail China Trust (REIT)	80,566
55,004	DBS Group Holdings Ltd. (Banks)	626,604
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	89,081
145,100	SATS Ltd. (Transportation)	425,067
70,300	Singapore Airlines Ltd. (Transportation)	595,667
87,000	Singapore Telecommunications Ltd. (Telecommunication Services)	246,267
69,000	UOL Group Ltd. (Real Estate)	307,310
14,700	Venture Corp. Ltd. (Technology Hardware & Equipment)	91,130

		2,461,692

South Africa – 0.6%
131,988	Mondi PLC (Materials)	2,524,040

Shares	Description	Value
Common Stocks (continued)
Spain – 3.7%
74,218	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$ 2,207,259
79,785	Amadeus IT Holding SA Class A (Software & Services)	3,411,920
195,919	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,293,705
506,279	Banco Santander SA (Banks)	2,223,517
7,739	Bankinter SA (Banks)	54,527
149,475	Endesa SA (Utilities)	2,864,435
72,980	Ferrovial SA (Capital Goods)	1,566,220
11,314	Gamesa Corp. Tecnologica SA (Capital Goods)	222,652
32,798	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	728,685
93,447	Iberdrola SA (Utilities)	622,073
9,266	Industria de Diseno Textil SA (Retailing)	310,593
23,745	Mediaset Espana Comunicacion SA (Media)	272,538
13,785	Papeles y Cartones de Europa SA (Materials)	87,700
14,336	Red Electrica Corp. SA (Utilities)	1,241,867

		17,107,691

Sweden – 1.9%
10,347	Atlas Copco AB Class B (Capital Goods)	243,498
25,717	Axfood AB (Food & Staples Retailing)	474,587
8,055	Fabege AB (Real Estate)*	135,726
38,304	Fastighets AB Balder Class B (Real Estate)*	970,039
42,710	Intrum Justitia AB (Commercial & Professional Services)	1,505,108
93,287	Klovern AB Class B (Real Estate)	105,471
24,497	Kungsleden AB (Real Estate)	173,246
31,635	Nordea Bank AB (Banks)	303,440
2,133	Svenska Cellulosa AB SCA Class A (Household & Personal Products)	66,591
45,630	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	1,423,235
85,969	Swedish Match AB (Food, Beverage & Tobacco)	2,914,185
8,097	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	340,322

		8,655,448

Switzerland – 6.8%
23,423	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,495,644
1,906	Autoneum Holding AG (Automobiles & Components)*	489,977
4,801	Baloise Holding AG (Registered) (Insurance)	609,402
745	Banque Cantonale Vaudoise (Registered) (Banks)	519,140

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Switzerland – (continued)
3,776	Basilea Pharmaceutica AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 266,063
2,034	Bobst Group SA (Registered) (Capital Goods)	122,423
24	Chocoladefabriken Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,795,200
712	dorma+kaba Holding AG (Registered) Class B (Commercial & Professional Services)	454,088
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,824,814
1,006	Flughafen Zuerich AG (Registered) (Transportation)	899,965
428	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	518,019
5,140	Geberit AG (Registered) (Capital Goods)	1,920,534
1,884	Georg Fischer AG (Registered) (Capital Goods)	1,521,444
20,071	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,392,829
41	Metall Zug AG (Registered) Class B (Consumer Durables & Apparel)	118,282
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	735,537
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,014,953
854	Orior AG (Food, Beverage & Tobacco)*	55,509
2,475	Partners Group Holding AG (Diversified Financials)	994,329
10,955	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,689,894
41,515	Swiss Re AG (Insurance)	3,833,481
139	Vaudoise Assurances Holding SA (Insurance)	75,315
17,142	Zurich Insurance Group AG (Insurance)*	3,975,425

		31,322,267

United Kingdom – 16.4%
4,294	Admiral Group PLC (Insurance)	121,997
15,643	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	873,378
27,570	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	776,371
69,647	BAE Systems PLC (Capital Goods)	508,025
54,919	Barclays PLC (Banks)	117,889
30,441	Bellway PLC (Consumer Durables & Apparel)	1,145,075
49,909	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	2,301,249

Shares	Description	Value
Common Stocks (continued)
United Kingdom – (continued)
6,399	Bodycote PLC (Capital Goods)	$ 55,338
201,345	BP PLC ADR (Energy)	6,076,592
117,296	British American Tobacco PLC (Food, Beverage & Tobacco)	6,858,996
27,422	BT Group PLC (Telecommunication Services)	173,147
14,449	Cobham PLC (Capital Goods)	44,995
12,986	Derwent London PLC (REIT)	586,835
15,032	Diageo PLC (Food, Beverage & Tobacco)	405,324
36,267	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	1,431,408
23,250	Domino’s Pizza Group PLC (Consumer Services)	336,450
148,729	DS Smith PLC (Materials)	870,116
78,621	easyJet PLC (Transportation)	1,711,173
141,771	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	5,748,814
37,709	Greene King PLC (Consumer Services)	471,386
57,805	Hammerson PLC (REIT)	479,539
186,562	Henderson Group PLC (Diversified Financials)	690,107
451,989	HSBC Holdings PLC (Banks)	2,810,904
78,308	IG Group Holdings PLC (Diversified Financials)	898,253
84,244	Imperial Brands PLC (Food, Beverage & Tobacco)	4,664,360
89,787	Inchcape PLC (Retailing)	931,254
39,763	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)	92,991
140,195	International Consolidated Airlines Group SA (Transportation)	1,115,519
630,048	ITV PLC (Media)	2,177,145
43,411	John Wood Group PLC (Energy)	382,287
72,424	Land Securities Group PLC (REIT)	1,141,949
92,692	Meggitt PLC (Capital Goods)	540,358
122,600	Moneysupermarket.com Group PLC (Software & Services)	558,780
313,874	National Grid PLC (Utilities)	4,441,118
9,667	Next PLC (Retailing)	748,628
230,301	Prudential PLC (Insurance)	4,285,549
810	Rank Group PLC (Consumer Services)	2,948
52,390	Reckitt Benckiser Group PLC (Household & Personal Products)	5,053,365
100,923	RELX NV (Media)	1,759,546
8,696	Rio Tinto PLC (Materials)	243,755
22,655	Safestore Holdings PLC (REIT)	109,227
63,453	Severn Trent PLC (Utilities)	1,976,632
167,143	Sky PLC (Media)	2,456,092
313,285	Subsea 7 SA (Energy)*	2,363,191
36,085	Unilever PLC (Household & Personal Products)	1,627,172
16,500	Unilever PLC ADR (Household & Personal Products)	745,470
160,621	United Utilities Group PLC (Utilities)	2,126,152

		75,036,849

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
United States – 0.2%
19,411	Carnival PLC ADR (Consumer Services)(a)	$ 1,053,823

TOTAL COMMON STOCKS (Cost $369,133,045)		$442,514,728

Shares	Description	Rate	Value
Preferred Stocks – 0.4%
Germany – 0.4%
14,255	Henkel AG & Co. KGaA (Household & Personal Products)	1.310%	$ 1,568,160
4,614	Sixt SE (Transportation)	0.820	197,061

TOTAL PREFERRED STOCKS (Cost $1,212,181)			$ 1,765,221

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $370,345,226)			$444,279,949

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.1%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
4,893,979	0.415%	$ 4,893,979
(Cost $4,893,979)

TOTAL INVESTMENTS – 98.0% (Cost $375,239,205)		$449,173,928

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		9,331,946

NET ASSETS – 100.0%		$458,505,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	161	June 2016	$5,369,648	$(149,683)
FTSE 100 Index	29	June 2016	2,546,141	9,039
Hang Seng Index	2	April 2016	268,223	2,898
MSCI Singapore Index	7	April 2016	165,619	(2,288)
SPI 200 Index	10	June 2016	970,836	(12,345)
TSE TOPIX Index	20	June 2016	2,394,598	24,520

TOTAL				$(127,859)

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$375,317,959

Gross unrealized gain	75,286,337
Gross unrealized loss	(1,430,368)

Net unrealized security gain	$73,855,969

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government and Goldman Sachs Financial Square Money Market Funds (“Underlying Funds”) are valued at the net asset value (“NAV”) of the FST Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options Contracts — When a Fund writes call or put options contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2016:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,694,252,625	$—	$—
Investment Company	20,820,076	—	—
Total	$1,715,072,701	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$519,225	$—	$—
Liabilities
Written Options	$(3,435,380)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$877,099	$77,412,671	$—
Australia and Oceania	—	25,122,177	—
Europe	17,184,322	172,942,455	—
Total	$18,061,421	$275,477,303	$—

Derivative Type
Assets(b)
Futures Contracts	$6,857	$—	$—
Liabilities
Futures Contracts(b)	$(116,663)	$—	$—
Written Options	(2,026,299)	—	—
Total	$(2,142,962)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,051,202,291	$33,298	$—
Securities Lending Reinvestment Vehicle	19,936,418	—	—
Total	$1,071,138,709	$33,298	$—

Derivative Type
Assets(b)
Futures Contracts	$279,953	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,524,040	$—
Asia	61,985	127,852,357	—
Australia and Oceania	—	25,913,491	—
Europe	13,728,709	270,326,624	—
North America	1,053,823	192,627	—
South America	—	2,626,293	—
Securities Lending Reinvestment Vehicle	4,893,979	—	—
Total	$19,738,496	$429,435,432	$—

Derivative Type
Assets(b)
Futures Contracts	$36,457	$—	$—
Liabilities(b)
Futures Contracts	$(164,316)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Tax-Managed Equity and International Tax-Managed Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transactions will not fulfill its contractual obligation. Losses from investments in derivatives can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 27, 2016

*	Print the name and title of each signing officer under his or her signature.